Derivative instruments (Detail) - USD ($) $ in Millions		Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Derivative [Line Items]
Derivative financial assets	[1],[2],[3]	$ 121,686	$ 111,160	$ 126,210
Notional values related to derivative financial assets	[1],[2],[3],[4]	5,019,000	4,617,000	4,239,000
Derivative financial liabilities	[1],[2],[3]	121,087	110,807	125,723
Notional values related to derivative financial liabilities	[1],[2],[3],[4]	4,942,000	4,550,000	4,163,000
Other notional values	[1],[2],[3],[5]	12,082,000	11,180,000	10,894,000
Derivative loan commitments	[2]	14	18	17
Interest rate contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	44,400	40,100	37,100
Notional values related to derivative financial assets	[1],[3],[4]	1,167,000	1,114,000	1,051,000
Derivative financial liabilities	[1],[3]	39,500	35,400	32,700
Notional values related to derivative financial liabilities	[1],[3],[4]	1,133,000	1,115,000	1,021,000
Other notional values	[1],[3],[5]	11,968,000	11,049,000	10,779,000
Credit derivative contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	2,200	2,100	1,900
Notional values related to derivative financial assets	[1],[3],[4]	73,000	74,000	74,000
Derivative financial liabilities	[1],[3]	3,300	3,200	2,700
Notional values related to derivative financial liabilities	[1],[3],[4]	75,000	78,000	78,000
Other notional values	[1],[3],[5]	0	0	0
Foreign exchange contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	48,100	44,300	53,500
Notional values related to derivative financial assets	[1],[3],[4]	3,190,000	2,892,000	2,626,000
Derivative financial liabilities	[1],[3]	48,900	44,800	53,400
Notional values related to derivative financial liabilities	[1],[3],[4]	3,091,000	2,752,000	2,517,000
Other notional values	[1],[3],[5]	1,000	1,000	0
Equity / index contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	23,600	22,900	31,400
Notional values related to derivative financial assets	[1],[3],[4]	467,000	430,000	409,000
Derivative financial liabilities	[1],[3]	26,400	25,900	35,000
Notional values related to derivative financial liabilities	[1],[3],[4]	553,000	527,000	489,000
Other notional values	[1],[3],[5]	111,000	122,000	106,000
Commodity contracts
Derivative [Line Items]
Derivative financial assets	[1],[3]	2,900	1,200	1,800
Notional values related to derivative financial assets	[1],[3],[4]	70,000	50,000	46,000
Derivative financial liabilities	[1],[3]	2,600	1,000	1,500
Notional values related to derivative financial liabilities	[1],[3],[4]	53,000	40,000	39,000
Other notional values	[1],[3],[5]	2,000	8,000	9,000
Unsettled purchases of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[1],[3],[6]	200	200	200
Notional values related to derivative financial assets	[1],[3],[4],[6]	31,000	29,000	17,000
Derivative financial liabilities	[1],[3],[6]	200	200	100
Notional values related to derivative financial liabilities	[1],[3],[4],[6]	12,000	17,000	6,000
Unsettled sales of non-derivative financial instruments
Derivative [Line Items]
Derivative financial assets	[1],[3],[6]	200	200	400
Notional values related to derivative financial assets	[1],[3],[4],[6]	21,000	27,000	15,000
Derivative financial liabilities	[1],[3],[6]	200	300	200
Notional values related to derivative financial liabilities	[1],[3],[4],[6]	$ 24,000	$ 22,000	$ 13,000

[1]
Derivative financial liabilities as of 30 June 2019 include USD 14 million related to derivative loan commitments (31 March 2019: USD 18 million; 31 December 2018: USD 17 million). No notional amounts related to these commitments are included in this table, but they are disclosed in Note 17 under Loan commitments

[2]
Financial assets and liabilities are presented net on the balance sheet if UBS has the unconditional and legally enforceable right to offset the recognized amounts, both in the normal course of business and in the event of default, bankruptcy or insolvency of the entity and all of the counterparties, and intends either to settle on a net basis or to realize the asset and settle the liability simultaneously.

[3]
Includes certain forward starting repurchase and reverse repurchase agreements that are classified as measured at fair value through profit or loss and are recognized within derivative instruments. The fair value of these derivative instruments was not material as of 30 June 2019, 31 March 2019 or 31 December 2018. No notional amounts related to these instruments are included in this table, but they are disclosed within Note 17 under Forward starting transactions.

[4]
In cases where derivative financial instruments are presented on a net basis on the balance sheet, the respective notional values of the netted derivative financial instruments are still presented on a gross basis.

[5]
Other notional values relate to derivatives that are cleared through either a central counterparty or an exchange. The fair value of these derivatives is presented on the balance sheet net of the corresponding cash margin under Cash collateral receivables on derivative instruments and Cash collateral payables on derivative instruments and was not material for all periods presented.

[6]	Changes in the fair value of purchased and sold non-derivative financial instruments between trade date and settlement date are recognized as derivative financial instruments.